Notes Payable - SBA EIDL Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable - SBA EIDL Loan

10. Notes Payable – SBA EIDL Loan

On April 22, 2020, the Company received an SBA Economic Injury Disaster Loan (“EIDL”) in the amount of $499,900. The loan is in response to the COVID-19 pandemic. The loan is a 30-year loan with an interest rate of 3.75%, monthly payments of $2,437 to begin October 22, 2022, under the EIDL program, which is administered through the SBA.

The EIDL loan has an initial deferment period wherein no payments are due for thirty months from the date of disbursement. The EIDL loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties. The proceeds from this loan were used solely as working capital to alleviate economic injury caused by the COVID-19 pandemic.

As part of the EIDL loan, the Company granted the SBA a continuing security interest in and to any and all collateral to secure payment and performance of all debts, liabilities and obligations of the Company to the SBA under the EIDL loan. The collateral includes substantially all tangible and intangible personal property of the Company.

A summary of the minimum maturities of term debt follows for the years set forth below.

Year Ending December 31,
2025	$—
2026	—
2027	6,611
2028	10,932
2029 and thereafter	482,357
Total	$499,900

Twin Vee Powercarsco [Member]
Notes Payable - SBA EIDL Loan

8. Notes Payable - SBA EIDL Loan

On April 22, 2020, the Company received an SBA Economic Injury Disaster Loan (“EIDL”) in the amount of $499,900 ($500,000 less a $100 processing fee). The loan is in response to the COVID-19 pandemic. The loan is a 30-year loan with an interest rate of 3.75%, interest only monthly payments of $2,437 began October 22, 2022, under the EIDL program, which is administered through the SBA. Under the guidelines of the EIDL, the maximum term is 30 years; however, terms are determined on a case-by-case basis based on each borrower’s ability to repay and carry an interest rate of 3.75%. The EIDL loan has an initial deferment period wherein no payments are due for thirty months from the date of disbursement. The EIDL loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties. The proceeds from this loan must be used solely as working capital to alleviate economic injury caused by the COVID-19 pandemic.

As part of the EIDL loan, the Company granted the SBA a continuing security interest in and to any and all collateral to secure payment and performance of all debts, liabilities and obligations of the Company to the SBA under the EIDL loan. The collateral includes substantially all tangible and intangible personal property of the Company.

A summary of the minimum maturities of term debt follows for the years set forth below.

Year ended December 31,

2025 (except for the nine months ended September 30, 2025)	—
2026	—
2027	6,611
2028	10,923
2029 and thereafter	482,366
Total	$499,900